8. Deferred and recoverable taxes (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred And Recoverable Taxes Details 3
Income (loss) before income taxes	R$ 70,996	R$ 1,361,422	R$ (3,447,100)
Combined tax rate	34.00%	34.00%	34.00%
Income at the statutory combined tax rate	R$ (24,139)	R$ (462,883)	R$ 1,172,014
Adjustments to calculate the effective tax rate:
Equity results	185	(435)	(1,340)
Tax income (losses) from wholly-owned subsidiaries	(106,533)	56,239	(83,702)
Income tax on permanent differences and other	(14,012)	3,803	1,920
Nontaxable revenues (nondeductible expenses), net	(51,572)	(41,913)	(111,828)
Exchange variation on foreign investments	(20,225)	242,190	(502,938)
Interest attributable to shareholders' equity	4,817	3,543	4,673
Benefit on tax losses and temporary differences not constituted	291,002	(59,602)	(1,322,939)
Use of tax losses in tax installment payment programs(*)	227,690	0	0
Income taxes expense	307,213	(259,058)	(844,140)
Current income taxes	(239,846)	(257,944)	(196,140)
Deferred income taxes	547,059	(1,114)	(648,800)
Total income taxes expense	R$ 307,213	R$ (259,058)	R$ (844,140)